ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Jun. 30, 2015
ACCUMULATED OTHER COMPREHENSIVE LOSS [Abstract]
Schedule of Changes in Accumulated Other Comprehensive Income
	Unrealized Gains and Losses on Available-for-sale Securities	Unrealized Gains and Losses on Held-to-maturity Securities	Total
	(Dollars in Thousands – net of tax)

Balance – June 30, 2012	$(11)	$(1,374)	$(1,385)

Other comprehensive income before reclassifications	119	549	668
Amounts reclassified from accumulated other comprehensive income (loss)	(30)	5	(25)
Net current-period other comprehensive income	89	554	643

Balance – June 30, 2013	78	(820)	(742)

Other comprehensive income before reclassifications	52	229	281
Amounts reclassified from accumulated other comprehensive income	-	41	41
Net current-period other comprehensive income	52	270	322

Balance – June 30, 2014	130	(550)	(420)

Other comprehensive income (loss), before reclassifications	(165)	124	(41)
Amounts reclassified from accumulated other comprehensive income (loss)	-	-	-
Net current-period other comprehensive income (loss)	(165)	124	(41)

Balance – June 30, 2015	$(35)	$(426)	$(461)

Schedule of Amounts Reclassified out of Accumulated Other Comprehensive Income
	Amount Reclassified from Accumulated Other Comprehensive Income
Details About Accumulated Other Comprehensive Loss Components:	2015	2014	2013	Affected Line Item in the Statement Where Net Income is Presented
	(Dollars in Thousands)

Unrealized gains and losses on available-for-sale securities	$-	$-	$(46)	Investment security gains
	-	-	(46)	Total before tax
	-	-	(16)	Income tax expense
	-	-	(30)	Net of tax

Unrealized gains and losses on held-to-maturity securities	-	62	8	Gains recognized in comprehensive income (loss)
	-	62	8	Total before tax
	-	21	3	Income tax expense
	-	41	5	Net of tax

Total reclassifications for the period	$-	$41	$(25)	Net of tax